Liquidity and Capital Resources (Details) $ in Thousands				3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 02, 2015 USD ($)	Jun. 02, 2015 USD ($)	May. 21, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 item	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 21, 2015 USD ($)	May. 31, 2013 USD ($)	Oct. 01, 2012 USD ($)
Cash payment on derivative contract settlement				$ 42,200		$ 94,797	$ (31,948)
Principle Balance Outstanding				1,791,585		1,791,585
Amount repaid						468,150	$ 131,000	$ 131,000	$ 34,300	$ 285,467
Dequincy assets
Purchase price of subject to standard post-closing adjustments received in cash											$ 44,000
Senior Revolving Credit Facility, due 2018
Amount repaid			$ 468,200			468,150
Borrowing base	$ 252,400	$ 252,400
Second Lien Notes
Principle Balance Outstanding			$ 625,000	$ 625,000		$ 625,000
Interest rate (as a percent)			10.00%	10.00%		10.00%
Third Lien Notes
Principle Balance Outstanding	20,000	20,000	$ 504,100	$ 525,308		$ 525,308
Interest rate (as a percent)			12.00%
Par value of debt exchanged for						524,121
2020 Senior Notes
Principle Balance Outstanding				293,625		293,625							$ 600,000
Interest rate (as a percent)			10.75%										10.75%
Par value of debt exchanged for	(306,400)	26,600	$ 279,800			(242,445)
2021 Senior Notes
Principle Balance Outstanding				$ 347,652		347,652						$ 700,000
Interest rate (as a percent)			9.25%									9.25%
Par value of debt exchanged for	$ 352,300	$ 2,000	$ 350,300			$ (281,676)
Unsecured Notes
Percentage of exchanged debt's par value		70.00%	80.00%			80.00%
Forecast
Percentage of notional volumes for second half of 2015, compared with first half of 2015					50.00%
Number of derivatives held | item					0